Costs of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Costs of Sales
Cost of stream sales	$ 164.5	$ 158.2
Mineral production taxes	2.1	2.1
Mining costs of sales	166.6	160.3
Energy costs of sales	12.7	16.6
Total costs of sales	$ 179.3	$ 176.9